Income taxes	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Income taxes
6. Income taxes
The following table provides a breakdown for income taxes:

	For the six months ended June 30,
(€ thousands)	2025	2024
Current taxes	(26,459)	(17,683)
Deferred taxes	6,343	465
Income taxes	(20,116)	(17,218)
Income taxes for the six months ended June 30, 2025 and 2024 amounted to €20,116 thousand and €17,218 thousand, respectively, of which €18,826 thousand and €16,326 thousand, respectively, related to general corporate income taxes in Italy (the Italian Corporate Income Tax (“IRES”)) and other countries in which the Group operates and €1,290 thousand and €892 thousand, respectively, related to the Italian Regional Income Tax (“IRAP”), which is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, the cost of fixed term employees, credit losses and any interest included in lease payments. For each of the six months ended June 30, 2025 and 2024 the applicable IRAP rate was 5.6% for the Parent Company and 3.9% for the other Italian entities of the Group.
The effective tax rate for the six months ended June 30, 2025 and 2024 was 29.6% and 35.5%, respectively.
The Pillar Two legislative tax framework introduced by the Organisation for Economic Co-operation and Development (“OECD”), which aims to ensure large multinational corporations pay a minimum level of tax on the income arising in each of the jurisdictions where they operate, has subsequently and progressively been enacted into local tax legislation in many countries around the world. Considering that the Group’s ultimate parent Company is tax resident in Italy and the Italian tax authorities have enacted new tax legislation to implement the Pillar Two framework, the global minimum top-up tax must be applied with respect to all subsidiaries of the Group starting from January 1, 2024. The application of the Pillar Two tax rules has not had a material impact on the Group and has been limited to certain operations abroad where the Pillar Two transitional safe harbor does not apply and the Pillar Two effective tax rate is below 15 percent. The Group has applied the mandatory temporary exception for the recognition of and disclosure relating to deferred tax assets and liabilities arising from the jurisdictional implementation of the Pillar Two model rules.